Capital Structure and Financial Matters (Tables)	6 Months Ended
Jun. 30, 2022
Capital Structure and Financial Matters
Schedule of changes in the share capital

	Number of	Share Capital
	Ordinary Shares	(DKK in thousands)
Share capital, December 31, 2021	23,203,808	23,204
Exercised warrants, April 20, 2022	54,072	54
Capital increase at June 7, 2022	428,572	429
Exercised warrants, June 7, 2022	92,313	92
Exercised warrants, June 8, 2022	37,665	38
Exercised warrants, June 14, 2022	17,264	17
Share capital, June 30, 2022	23,833,694	23,834